UNITED STATESSECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               ------

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SILVER CREEK CAPITAL MANAGEMENT LLC
          -----------------------------------
Address:  1301 FIFTH AVENUE, 40TH FLOOR
          -----------------------------------
          SEATTLE, WASHINGTON 98101
          -----------------------------------

          CIK # 0001394542


Form 13F File Number: 28-12795


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:
Name:  Eric  E.  Dillon
Title:  Manager
Phone:  206-774-6000

Signature,  Place,  and  Date  of  Signing:

          /s/ Eric E. Dillon     Seattle, Washington     May 14, 2009
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 88,894
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ----- ------ ----
Flagstone Reinsurance Hldgs    SHS              G3529T105    87449 11225758 SH       Sole             87449      0    0
Hallmark Financial Services,   COM NEW          40624Q203     1409   203300 SH       Sole              1409      0    0
Inc.
Medquist, Inc.                 COM              584949101       36    14167 SH       Sole                36      0    0